6. Oil and Gas Property Interests (Details 1) (CAD)	12 Months Ended
Dec. 31, 2012
Option Payment	380,000
Required Expenditures	1,900,000
May 26, 2013
Option Payment	20,000
Required Expenditures	100,000
May 26, 2014
Option Payment	40,000
Required Expenditures	200,000
May 26, 2015
Option Payment	80,000
Required Expenditures	400,000
May 26, 2016
Option Payment	120,000
Required Expenditures	600,000
May 26, 2017
Option Payment	120,000
Required Expenditures	600,000